Income Taxes - Summary of (Loss) or Income Before Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Tax Disclosure [Abstract]
Non-Mainland China	¥ (366,657)	$ (51,643)	¥ (505,068)	¥ (2,024,738)
Mainland China	2,399,258	337,929	471,292	(3,987,250)
(Loss)/Income before income taxes	¥ 2,032,601	$ 286,286	¥ (33,776)	¥ (6,011,988)